Cash and cash equivalents Cash and cash equivalents	9 Months Ended
Sep. 30, 2017
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents Disclosure [Text Block]
Cash and cash equivalents
As of September 30, 2017 and December 31, 2016, $30.1 million and $25.4 million, respectively, of short-term deposits with original maturities of less than three months is included in cash and cash equivalents.